Note 22 - Financial liabilities at amortized cost - Bonds and deventures issued (Details) - 12 months ended Dec. 31, 2017 € in Millions, $ in Millions	EUR (€)	USD ($)
Other Capital Instruments Line Items
Minimun level necesary of CET 1 Ratio for these perpetual securities will be converted into newly issued ordinary shares of BBVA	5.125%,
Convertible Securities [Member] | April, 2013 [Member]
Other Capital Instruments Line Items
Amount Issued		$ 1,500
Convertible Securities [Member] | February, 2014 [Member]
Other Capital Instruments Line Items
Amount Issued		1,500
Convertible Securities [Member] | February, 2015 [Member]
Other Capital Instruments Line Items
Amount Issued		1,500
Convertible Securities [Member] | April, 2016 [Member]
Other Capital Instruments Line Items
Amount Issued		1,000
Convertible Securities [Member] | May, 2017 [Member]
Other Capital Instruments Line Items
Amount Issued | €	€ 500
Convertible Securities [Member] | November, 2017 [Member]
Other Capital Instruments Line Items
Amount Issued		$ 1,000